Related Party Transactions and Balances (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances (Textual)
Key management remuneration	$ 546,355	$ 329,554	$ 1,160,293	$ 677,291
Business combination aggregate amount	$ 120,000		$ 120,000